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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.     801 West Ann Arbor Trail, Suite 244     Plymouth, Michigan 48170

(Name and address of agent for service)

Registrant's telephone number, including area code:	(248) 644-8500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 85.7%	Shares	Market Value
Consumer Discretionary - 26.9%
Auto Components - 1.4%
Cie Générale des Établissements Michelin - ADR	15,000	$272,250

Diversified Consumer Services - 7.7%
Apollo Education Group, Inc. *	60,000	663,600
Graham Holdings Company - Class B	1,400	807,800
		1,471,400
Hotels, Restaurants & Leisure - 5.9%
Biglari Holdings, Inc. *	3,073	1,123,919

Internet & Catalog Retail - 4.8%
Liberty Interactive Corporation - Series A *	35,000	918,050

Media - 4.5%
Discovery Communications, Inc. - Series A *	25,000	650,750
Liberty Global plc - Series C *	5,000	205,100
		855,850
Specialty Retail - 2.6%
TJX Companies, Inc. (The)	7,000	499,940

Energy - 11.7%
Energy Equipment & Services - 5.3%
Atwood Oceanics, Inc.	40,000	592,400
Schlumberger Limited	6,000	413,820
		1,006,220
Oil, Gas & Consumable Fuels - 6.4%
Exxon Mobil Corporation	10,000	743,500
Noble Energy, Inc.	16,260	490,727
		1,234,227
Financials - 22.2%
Capital Markets - 1.0%
Franklin Resources, Inc.	5,063	188,647

Diversified Financial Services - 1.0%
MasterCard, Inc. - Class A	2,174	195,921

Insurance - 17.3%
Berkshire Hathaway, Inc. - Class A *	4	780,960

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.7% (Continued)	Shares	Market Value
Financials - 22.2% (Continued)
Insurance - 17.3% (Continued)
Progressive Corporation (The)	20,000	$612,800
Unico American Corporation *	180,000	1,922,400
		3,316,160
Real Estate Investment Trusts (REITs) - 2.9%
Equinix, Inc.	2,000	546,800

Health Care - 4.7%
Pharmaceuticals - 4.7%
Valeant Pharmaceuticals International, Inc. *	5,000	891,900

Industrials - 3.9%
Machinery - 2.9%
Donaldson Company, Inc.	20,000	561,600

Trading Companies & Distributors - 1.0%
W.W. Grainger, Inc.	897	192,864

Information Technology - 13.0%
Communications Equipment - 4.1%
ARRIS Group, Inc. *	30,000	779,100

Electronic Equipment, Instruments & Components - 4.5%
Avnet, Inc.	20,000	853,600

IT Services - 2.6%
International Business Machines Corporation	3,500	507,395

Software - 0.9%
ANSYS, Inc. *	2,000	176,280

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	1,500	165,450

Materials - 3.3%
Metals & Mining - 3.3%
Barrick Gold Corporation	20,000	127,200

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.7% (Continued)	Shares	Market Value
Materials - 3.3% (Continued)
Metals & Mining - 3.3% (Continued)
Goldcorp, Inc.	40,000	$500,800
		628,000

Total Common Stocks (Cost $15,500,939)		$16,385,573

WARRANTS - 4.4%	Shares	Market Value
Financials - 4.4%
Banks - 4.4%
PNC Financial Services Group, Inc. (The) * (Cost $684,950)	35,000	$850,500

OPEN-END FUNDS - 0.1%	Shares	Market Value
Sequoia Fund, Inc. * (Cost $8,738)	65	$15,371

MONEY MARKET FUNDS - 9.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	829,338	$829,338
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	829,338	829,338
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	228,405	228,405
Total Money Market Funds (Cost $1,887,081)		$1,887,081

Total Investments at Market Value - 100.1% (Cost $18,081,708)		$19,138,525

Liabilities in Excess of Other Assets - (0.1%)		(27,691)

Net Assets - 100.0%		$19,110,834

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2015.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

1. Securities valuation

The portfolio securities of Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, or if an official close price is not available, at the most recently quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of September 30, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks	$16,385,573	$-	$-	$16,385,573
Warrants	850,500	-	-	850,500
Open-End Funds	15,371	-	-	15,371
Money Market Funds	1,887,081	-	-	1,887,081
Total	$19,138,525	$-	$-	$19,138,525

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type. As of September 30, 2015, the Fund did not have any transfers into and out of any Level. There were no Level 2 or 3 securities or derivative instruments held by the Fund as of September 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2015:

Cost of portfolio investments	$18,342,931

Gross unrealized appreciation	$2,743,291
Gross unrealized depreciation	(1,947,697)

Net unrealized appreciation	$795,594

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2015, the Fund had 26.9% and 26.6% of the value of its net assets invested in stocks within the consumer discretionary and financials sectors, respectively.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Market Value
Consumer Discretionary - 24.4%
Diversified Consumer Services - 5.0%
Apollo Education Group, Inc. *	500,000	$5,530,000
Graham Holdings Company - Class B	10,000	5,770,000
		11,300,000
Household Durables - 2.5%
PulteGroup, Inc.	300,000	5,661,000

Leisure Products - 1.1%
Polaris Industries, Inc.	20,000	2,397,400

Media - 0.6%
Discovery Communications, Inc. - Series A *	50,000	1,301,500

Specialty Retail - 14.0%
Aaron's, Inc.	20,000	722,200
Advance Auto Parts, Inc.	50,000	9,476,500
Chico's FAS, Inc.	550,000	8,651,500
GNC Holdings, Inc. - Class A	250,000	10,105,000
Lowe's Companies, Inc.	40,000	2,756,800
		31,712,000
Textiles, Apparel & Luxury Goods - 1.2%
VF Corporation	40,000	2,728,400

Energy - 13.0%
Energy Equipment & Services - 5.9%
Baker Hughes Incorporated	75,000	3,903,000
FMC Technologies, Inc. *	100,000	3,100,000
Halliburton Company	100,000	3,535,000
Rowan Companies plc - Class A	180,000	2,907,000
		13,445,000
Oil, Gas & Consumable Fuels - 7.1%
Devon Energy Corporation	70,000	2,596,300
Noble Energy, Inc.	178,780	5,395,580
Range Resources Corporation	130,000	4,175,600
SM Energy Company	75,000	2,403,000
World Fuel Services Corporation	40,000	1,432,000
		16,002,480
Financials - 16.8%
Banks - 3.9%
Fifth Third Bancorp	300,000	5,673,000
PNC Financial Services Group, Inc. (The)	35,000	3,122,000
		8,795,000
Capital Markets - 2.7%
Dundee Corporation - Class A *	299,200	1,934,627
Federated Investors, Inc. - Class B	145,000	4,190,500
		6,125,127
Consumer Finance - 0.7%
Discover Financial Services	30,000	1,559,700

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Market Value
Financials - 16.8% (Continued)
Diversified Financial Services - 2.8%
Western Union Company (The)	350,000	$6,426,000

Insurance - 5.9%
Alleghany Corporation *	10,536	4,932,007
Reinsurance Group of America, Inc.	60,000	5,435,400
Unico American Corporation * #	282,945	3,021,853
		13,389,260
Real Estate Management & Development - 0.8%
Kennedy-Wilson Holdings, Inc.	80,000	1,773,600

Health Care - 8.9%
Health Care Equipment & Supplies - 4.4%
St. Jude Medical, Inc.	100,000	6,309,000
Varian Medical Systems, Inc. *	50,000	3,689,000
		9,998,000
Health Care Providers & Services - 2.6%
Laboratory Corporation of America Holdings *	55,000	5,965,850

Life Sciences Tools & Services - 1.1%
Waters Corporation *	20,000	2,364,200

Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International, Inc. *	10,000	1,783,800

Industrials - 9.0%
Aerospace & Defense - 1.6%
Cubic Corporation	30,000	1,258,200
HEICO Corporation - Class A	55,000	2,497,550
		3,755,750
Construction & Engineering - 1.4%
Fluor Corporation	75,000	3,176,250

Machinery - 3.2%
Conrad Industries, Inc.	45,192	1,005,522
Donaldson Company, Inc.	100,000	2,808,000
Graco, Inc.	50,000	3,351,500
		7,165,022
Trading Companies & Distributors - 2.8%
MSC Industrial Direct Company, Inc. - Class A	65,000	3,966,950
W.W. Grainger, Inc.	11,000	2,365,110
		6,332,060
Information Technology - 12.6%
Communications Equipment - 1.2%
ARRIS Group, Inc. *	100,000	2,597,000

Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics, Inc. *	60,000	3,316,800
Avnet, Inc.	85,000	3,627,800
		6,944,600

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Market Value
Information Technology - 12.6% (Continued)
Internet Software & Services - 1.0%
Telecity Group plc - ADR	70,000	$2,273,600

IT Services - 1.5%
InterXion Holding N.V. *	125,000	3,385,000

Software - 2.5%
ANSYS, Inc. *	65,000	5,729,100

Technology Hardware, Storage & Peripherals - 3.3%
EMC Corporation	100,000	2,416,000
Hewlett-Packard Company	200,000	5,122,000
		7,538,000
Materials - 4.8%
Chemicals - 4.8%
FMC Corporation	160,000	5,425,600
H.B. Fuller Company	55,000	1,866,700
Platform Specialty Products Corporation *	275,000	3,478,750
		10,771,050

Total Common Stocks (Cost $195,045,194)		$202,395,749

WARRANTS - 2.2%	Shares	Market Value
Financials - 2.2%
Banks - 2.2%
PNC Financial Services Group, Inc. (The) * (Cost $4,092,995)	200,000	$4,860,000

MONEY MARKET FUNDS - 6.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	10,176,540	$10,176,540
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	3,969,236	3,969,236
Total Money Market Funds (Cost $14,145,776)		$14,145,776

Total Investments at Market Value - 98.0% (Cost $213,283,965)		$221,401,525

Other Assets in Excess of Liabilities - 2.0%		4,623,996

Net Assets - 100.0%		$226,025,521

ADR - American Depositary Receipt.

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of September 30, 2015.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Market Value
Consumer Discretionary - 14.8%
Leisure Products - 3.1%
Polaris Industries, Inc.	75,000	$8,990,250

Media - 5.9%
Discovery Communications, Inc. - Series A *	305,000	7,939,150
Omnicom Group, Inc.	140,000	9,226,000
		17,165,150
Specialty Retail - 4.3%
Ross Stores, Inc.	165,000	7,997,550
TJX Companies, Inc. (The)	65,000	4,642,300
		12,639,850
Textiles, Apparel & Luxury Goods - 1.5%
Wolverine World Wide, Inc.	200,000	4,328,000

Consumer Staples - 3.2%
Food Products - 3.2%
McCormick & Company, Inc.	115,000	9,450,700

Energy - 5.8%
Energy Equipment & Services - 3.2%
Schlumberger Limited	135,000	9,310,950

Oil, Gas & Consumable Fuels - 2.6%
Occidental Petroleum Corporation	115,000	7,607,250

Financials - 7.7%
Diversified Financial Services - 5.6%
MasterCard, Inc. - Class A	85,000	7,660,200
Moody's Corporation	90,000	8,838,000
		16,498,200
Real Estate Investment Trusts (REITs) - 2.1%
Equinix, Inc.	22,000	6,014,800

Health Care - 17.0%
Biotechnology - 2.8%
Amgen, Inc.	60,000	8,299,200

Health Care Equipment & Supplies - 8.0%
C.R. Bard, Inc.	45,000	8,383,950
Medtronic plc	100,000	6,694,000
Varian Medical Systems, Inc. *	112,000	8,263,360
		23,341,310
Health Care Providers & Services - 3.4%
Laboratory Corporation of America Holdings *	90,000	9,762,300

Pharmaceuticals - 2.8%
Valeant Pharmaceuticals International, Inc. *	45,000	8,027,100

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.7% (Continued)	Shares	Market Value
Industrials - 30.8%
Aerospace & Defense - 1.6%
Precision Castparts Corporation	20,000	$4,594,200

Air Freight & Logistics - 4.7%
C.H. Robinson Worldwide, Inc.	100,000	6,778,000
Expeditors International of Washington, Inc.	150,000	7,057,500
		13,835,500
Commercial Services & Supplies - 4.9%
Copart, Inc. *	270,000	8,883,000
Rollins, Inc.	200,000	5,374,000
		14,257,000
Electrical Equipment - 3.5%
AMETEK, Inc.	192,600	10,076,832

Industrial Conglomerates - 3.0%
Danaher Corporation	101,500	8,648,815

Machinery - 9.8%
Colfax Corporation *	135,000	4,037,850
Donaldson Company, Inc.	250,000	7,020,000
Graco, Inc.	130,000	8,713,900
Toro Company (The)	125,000	8,817,500
		28,589,250
Trading Companies & Distributors - 3.3%
W.W. Grainger, Inc.	45,000	9,675,450

Information Technology - 14.4%
Communications Equipment - 2.0%
QUALCOMM Incorporated	110,000	5,910,300

IT Services - 8.6%
Accenture plc - Class A	100,000	9,826,000
Cognizant Technology Solutions Corporation - Class A *	241,400	15,114,054
		24,940,054
Software - 3.8%
ANSYS, Inc. *	125,000	11,017,500

Total Common Stocks (Cost $206,796,668)		$272,979,961

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	13,681,042	$13,681,042
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	4,499,541	4,499,541
Total Money Market Funds (Cost $18,180,583)		$18,180,583

Total Investments at Market Value - 100.0% (Cost $224,977,251)		$291,160,544

Other Assets in Excess of Liabilities - 0.0% (b)		51,196

Net Assets - 100.0%		$291,211,740

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2015.
(b)	Percentage rounds to less than 0.1%.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Market Value
Consumer Discretionary - 14.7%
Auto Components - 3.3%
Johnson Controls, Inc.	600,000	$24,816,000

Media - 3.1%
Omnicom Group, Inc.	350,000	23,065,000

Specialty Retail - 7.5%
Lowe's Companies, Inc.	340,000	23,432,800
Ross Stores, Inc.	400,000	19,388,000
TJX Companies, Inc. (The)	175,000	12,498,500
		55,319,300
Textiles, Apparel & Luxury Goods - 0.8%
Wolverine World Wide, Inc.	270,000	5,842,800

Consumer Staples - 10.7%
Beverages - 5.8%
Coca-Cola Company (The)	450,000	18,054,000
Diageo plc - ADR	230,000	24,791,700
		42,845,700
Food Products - 4.9%
Hershey Company (The)	200,000	18,376,000
Kraft Heinz Company (The)	250,000	17,645,000
		36,021,000
Energy - 10.0%
Energy Equipment & Services - 5.1%
Baker Hughes Incorporated	70,000	3,642,800
Halliburton Company	375,000	13,256,250
Schlumberger Limited	300,000	20,691,000
		37,590,050
Oil, Gas & Consumable Fuels - 4.9%
Exxon Mobil Corporation	300,000	22,305,000
Occidental Petroleum Corporation	210,000	13,891,500
		36,196,500
Financials - 15.7%
Banks - 8.6%
BB&T Corporation	425,000	15,130,000
Fifth Third Bancorp	900,000	17,019,000
PNC Financial Services Group, Inc. (The)	150,000	13,380,000
U.S. Bancorp	450,000	18,454,500
		63,983,500
Capital Markets - 4.4%
Bank of New York Mellon Corporation (The)	500,000	19,575,000
Franklin Resources, Inc.	350,000	13,041,000
		32,616,000
Insurance - 2.7%
ACE Limited	190,000	19,646,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Market Value
Health Care - 7.1%
Biotechnology - 1.9%
Amgen, Inc.	100,000	$13,832,000

Health Care Equipment & Supplies - 5.2%
Medtronic plc	325,000	21,755,500
St. Jude Medical, Inc.	265,000	16,718,850
		38,474,350
Industrials - 23.1%
Air Freight & Logistics - 5.0%
C.H. Robinson Worldwide, Inc.	250,000	16,945,000
United Parcel Service, Inc. - Class B	200,000	19,738,000
		36,683,000
Electrical Equipment - 2.4%
Emerson Electric Company	400,000	17,668,000

Industrial Conglomerates - 2.9%
3M Company	150,000	21,265,500

Machinery - 7.2%
Caterpillar, Inc.	175,000	11,438,000
Donaldson Company, Inc.	500,000	14,040,000
Dover Corporation	260,000	14,866,800
Illinois Tool Works, Inc.	160,000	13,169,600
		53,514,400
Road & Rail - 2.4%
Norfolk Southern Corporation	235,000	17,954,000

Trading Companies & Distributors - 3.2%
W.W. Grainger, Inc.	110,000	23,651,100

Information Technology - 11.3%
Communications Equipment - 6.1%
Cisco Systems, Inc.	1,000,000	26,250,000
QUALCOMM Incorporated	350,000	18,805,500
		45,055,500
Semiconductors & Semiconductor Equipment - 5.2%
Intel Corporation	450,000	13,563,000
Microchip Technology, Inc.	580,000	24,992,200
		38,555,200
Materials - 1.4%
Chemicals - 1.4%
Praxair, Inc.	105,000	10,695,300

Total Common Stocks (Cost $677,903,519)		$695,290,200

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 1.1%	Shares	Market Value
Financials - 1.1%
Banks – 1.1%
PNC Financial Services Group, Inc. (The) * (Cost $6,825,965)	350,000	$8,505,000

MONEY MARKET FUNDS - 5.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	34,567,598	$34,567,598
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	2,205,308	2,205,308
Total Money Market Funds (Cost $36,772,906)		$36,772,906

Total Investments at Market Value - 100.1% (Cost $721,502,390)		$740,568,106

Liabilities in Excess of Other Assets - (0.1%)		(688,417)

Net Assets - 100.0%		$739,879,689

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2015.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Market Value
Consumer Discretionary - 11.4%
Auto Components - 3.9%
Bridgestone Corporation - ADR	65,000	$1,129,700
Cie Générale des Établissements Michelin - ADR	29,000	526,350
		1,656,050
Automobiles - 3.5%
Toyota Motor Corporation - ADR	12,800	1,501,184

Hotels, Restaurants & Leisure - 1.0%
McDonald's Corporation	4,500	443,385

Leisure Products - 2.0%
Polaris Industries, Inc.	7,000	839,090

Media - 1.0%
Discovery Communications, Inc. - Series A *	17,000	442,510

Consumer Staples - 9.4%
Beverages - 6.6%
Diageo plc - ADR	12,000	1,293,480
Heineken N.V. - ADR	37,000	1,509,230
		2,802,710
Food Products - 2.8%
Mondelēz International, Inc. - Class A	29,000	1,214,230

Energy - 4.8%
Energy Equipment & Services - 2.6%
Schlumberger Limited	16,200	1,117,314

Oil, Gas & Consumable Fuels - 2.2%
Canadian Natural Resources Ltd.	30,000	583,500
Exxon Mobil Corporation	5,000	371,750
		955,250
Financials - 24.6%
Banks - 2.7%
Barclays plc - ADR	28,000	413,840
Sumitomo Mitsui Financial Group, Inc. - ADR	99,000	755,370
		1,169,210
Capital Markets - 0.5%
Franklin Resources, Inc.	5,500	204,930

Consumer Finance - 1.0%
Discover Financial Services	8,300	431,517

Diversified Financial Services - 5.9%
Citigroup, Inc.	36,000	1,785,960
Western Union Company (The)	40,000	734,400
		2,520,360
Insurance - 12.2%
ACE Limited	16,500	1,706,100

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Market Value
Financials - 24.6% (Continued)
Insurance - 12.2% (Continued)
AXA S.A. - ADR	64,500	$1,569,285
Reinsurance Group of America, Inc.	9,500	860,605
Validus Holdings Ltd.	24,400	1,099,708
		5,235,698
Real Estate Investment Trusts (REITs) - 1.3%
Equinix, Inc.	2,000	546,800

Real Estate Management & Development - 1.0%
Brookfield Asset Management, Inc. - Class A	14,000	440,160

Health Care - 13.7%
Biotechnology - 2.4%
Amgen, Inc.	7,500	1,037,400

Health Care Equipment & Supplies - 7.1%
Medtronic plc	24,619	1,647,995
St. Jude Medical, Inc.	22,500	1,419,525
		3,067,520
Pharmaceuticals - 4.2%
Shire plc - ADR	6,500	1,333,995
Valeant Pharmaceuticals International, Inc. *	2,500	445,950
		1,779,945
Industrials - 12.1%
Aerospace & Defense - 2.4%
United Technologies Corporation	11,500	1,023,385

Construction & Engineering - 1.8%
Fluor Corporation	18,600	787,710

Electrical Equipment - 2.6%
Eaton Corporation plc	22,000	1,128,600

Industrial Conglomerates - 2.9%
Koninklijke Philips Electronics N.V.	16,000	375,360
Siemens AG - ADR	9,500	848,350
		1,223,710
Road & Rail - 2.4%
Canadian National Railway Company	18,000	1,021,680

Information Technology - 11.7%
Communications Equipment - 1.4%
QUALCOMM Incorporated	11,000	591,030

Electronic Equipment, Instruments & Components - 3.1%
TE Connectivity Ltd.	22,500	1,347,525

IT Services - 1.6%
Accenture plc - Class A	7,000	687,820

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Market Value
Information Technology - 11.7% (Continued)
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	50,000	$1,037,500

Technology Hardware, Storage & Peripherals - 3.2%
EMC Corporation	57,000	1,377,120

Materials - 4.6%
Chemicals - 3.8%
FMC Corporation	20,500	695,155
International Flavors & Fragrances, Inc.	9,000	929,340
		1,624,495
Metals & Mining - 0.8%
POSCO - ADR	10,000	350,200

Total Common Stocks (Cost $39,362,893)		$39,606,038

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Market Value
iShares Gold Trust * (Cost $520,564)	30,000	$323,400

MONEY MARKET FUNDS - 7.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,976,988	$1,976,988
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,259,772	1,259,772
Total Money Market Funds (Cost $3,236,760)		$3,236,760

Total Investments at Market Value - 100.6% (Cost $43,120,217)		$43,166,198

Liabilities in Excess of Other Assets - (0.6%)		(241,624)

Net Assets - 100.0%		$42,924,574

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2015.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
September 30, 2015 (Unaudited)

Country	Value	% of Net Assets
United States	$22,764,804	53.0%
Japan	3,386,254	7.9%
United Kingdom	3,041,315	7.1%
Canada	2,491,290	5.8%
France	2,095,635	4.9%
Netherlands	1,884,590	4.4%
Switzerland	1,706,100	4.0%
Taiwan	1,037,500	2.4%
Germany	848,350	2.0%
South Korea	350,200	0.8%
	$39,606,038	92.3%

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 27.7%	Par Value	Market Value
U.S. Treasury Bonds - 1.6%
8.000%, due 11/15/21	$2,500,000	$3,430,502

U.S. Treasury Inflation-Protected Notes - 3.8%
2.500%, due 07/15/16	2,363,480	2,402,317
2.625%, due 07/15/17	1,151,490	1,206,186
0.125%, due 04/15/18	2,064,840	2,062,447
1.125%, due 01/15/21	2,181,940	2,267,400
		7,938,350
U.S. Treasury Notes - 22.3%
1.375%, due 11/30/15	3,000,000	3,006,270
2.125%, due 12/31/15	5,000,000	5,025,585
2.625%, due 02/29/16	3,000,000	3,030,645
2.000%, due 04/30/16	2,500,000	2,525,780
1.500%, due 06/30/16	2,000,000	2,018,098
0.625%, due 08/15/16	2,000,000	2,004,584
3.250%, due 12/31/16	2,500,000	2,586,262
1.000%, due 03/31/17	2,500,000	2,518,230
0.875%, due 04/30/17	2,500,000	2,512,500
0.625%, due 09/30/17	2,500,000	2,498,828
0.750%, due 12/31/17	2,000,000	2,000,834
3.500%, due 02/15/18	5,000,000	5,319,985
3.875%, due 05/15/18	5,000,000	5,395,245
2.125%, due 09/30/21	3,000,000	3,086,718
1.500%, due 01/31/22	3,000,000	2,966,406
		46,495,970

Total U.S. Treasury Obligations (Cost $57,639,736)		$57,864,822

CORPORATE BONDS - 48.7%	Par Value	Market Value
Consumer Discretionary - 9.3%
Coca-Cola Company (The), 1.650%, due 11/01/18	$1,500,000	$1,514,854
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,098,368
Johnson Controls, Inc., 5.500%, due 01/15/16	1,000,000	1,013,503
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	500,669
Lowe's Companies, Inc., 2.125%, due 04/15/16	1,000,000	1,006,366
Lowe's Companies, Inc., 3.120%, due 04/15/22	2,000,000	2,041,024
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,677,170
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,179,170
TJX Companies, Inc. (The), 6.950%, due 04/15/19	1,285,000	1,500,684
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,345,494
VF Corporation, 5.950%, due 11/01/17	2,270,000	2,483,648
		19,360,950
Consumer Staples - 8.1%
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,051,024
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	825,674
Hershey Company (The), 2.625%, due 05/01/23	2,831,000	2,767,696
Hormel Foods Corporation, 4.125%, due 04/15/21	2,000,000	2,219,996
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,063,690
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,186,902
Kimberly-Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,607,976

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.7% (Continued)	Par Value	Market Value
Consumer Staples - 8.1% (Continued)
Kimberly-Clark Corporation, 2.400%, due 03/01/22	$2,311,000	$2,294,703
		17,017,661
Energy - 4.3%
ConocoPhillips, 1.050%, due 12/15/17	1,750,000	1,735,997
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	1,991,544
Occidental Petroleum Corporation, 3.125%, due 02/15/22	2,940,000	2,963,285
Occidental Petroleum Corporation, 2.700%, due 02/15/23	2,350,000	2,269,902
		8,960,728
Financials - 4.2%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	1,500,000	1,519,221
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,011,392
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,010,870
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	2,021,812
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	2,018,430
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,191,862
		8,773,587
Health Care - 3.1%
Amgen, Inc., 3.875%, due 11/15/21	2,108,000	2,221,248
Medtronic plc, 2.625%, due 03/15/16	500,000	504,459
Stryker Corporation, 2.000%, due 09/30/16	1,150,000	1,162,689
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,503,966
		6,392,362
Industrials - 12.1%
3M Company, 1.375%, due 09/29/16	1,393,000	1,404,289
3M Company, 1.000%, due 06/26/17	2,000,000	2,008,062
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,767,614
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,305,662
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,671,640
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	2,010,160
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,147,985
John Deere Capital Corporation, 1.400%, due 03/15/17	1,700,000	1,713,165
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	1,973,736
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	967,836
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	501,260
Ryder System, Inc., 5.850%, due 11/01/16	285,000	298,703
Snap-on, Inc., 6.125%, due 09/01/21	1,000,000	1,180,066
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	2,031,088
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,647,586
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,680,393
United Technologies Corporation, 5.375%, due 12/15/17	839,000	912,615
		25,221,860
Information Technology - 5.0%
CA, Inc., 5.375%, due 12/01/19	1,000,000	1,094,864
CA, Inc., 4.500%, due 08/15/23	2,000,000	2,066,776
Hewlett-Packard Company, 2.650%, due 06/01/16	500,000	505,563
Hewlett-Packard Company, 2.750%, due 01/14/19	1,500,000	1,523,591
International Business Machines Corporation, 2.000%, due 01/05/16	1,410,000	1,415,819

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 48.7% (Continued)	Par Value	Market Value
Information Technology - 5.0% (Continued)
National Semiconductor Corporation, 6.600%, due 06/15/17	$1,605,000	$1,748,965
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,991,748
		10,347,326
Materials - 0.4%
PPG Industries, Inc., 6.650%, due 03/15/18	207,000	230,981
Praxair, Inc., 4.050%, due 03/15/21	500,000	541,377
		772,358
Utilities - 2.2%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	2,000,000	2,096,188
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	920,199
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,634,637
		4,651,024

Total Corporate Bonds (Cost $101,118,079)		$101,497,856

COMMON STOCKS - 15.8%	Shares	Market Value
Consumer Discretionary - 1.0%
Media - 1.0%
Omnicom Group, Inc.	30,000	$1,977,000

Consumer Staples - 2.8%
Beverages - 2.0%
Coca-Cola Company (The)	50,000	2,006,000
Diageo plc - ADR	20,000	2,155,800
		4,161,800
Food & Staples Retailing - 0.8%
Sysco Corporation	43,000	1,675,710

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Exxon Mobil Corporation	30,000	2,230,500
Occidental Petroleum Corporation	25,000	1,653,750
		3,884,250
Financials - 3.2%
Banks - 1.7%
Fifth Third Bancorp	100,000	1,891,000
PNC Financial Services Group, Inc. (The)	19,000	1,694,800
		3,585,800
Insurance - 1.5%
ACE Limited	20,000	2,068,000
Arthur J. Gallagher & Company	25,000	1,032,000
		3,100,000
Industrials - 3.2%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	20,000	1,973,800

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 15.8% (Continued)	Shares	Market Value
Industrials - 3.2% (Continued)
Electrical Equipment - 0.9%
Emerson Electric Company	40,000	$1,766,800

Industrial Conglomerates - 1.1%
3M Company	16,000	2,268,320

Road & Rail - 0.3%
Norfolk Southern Corporation	9,000	687,600

Information Technology - 3.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	80,000	2,100,000

Semiconductors & Semiconductor Equipment - 1.9%
Microchip Technology, Inc.	45,000	1,939,050
Texas Instruments, Inc.	40,000	1,980,800
		3,919,850
Software - 0.8%
CA, Inc.	65,000	1,774,500

Total Common Stocks (Cost $32,147,430)		$32,875,430

MONEY MARKET FUNDS - 9.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	9,822,544	$9,822,544
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	9,713,846	9,713,846
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	706,834	706,834
Total Money Market Funds (Cost $20,243,224)		$20,243,224

Total Investments at Market Value - 101.9% (Cost $211,148,469)		$212,481,332

Liabilities in Excess of Other Assets - (1.9%)		(3,875,511)

Net Assets - 100.0%		$208,605,821

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of September 30, 2015.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015 by security type:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$202,395,749	$-	$-	$202,395,749
Warrants	4,860,000	-	-	4,860,000
Money Market Funds	14,145,776	-	-	14,145,776
Total	$221,401,525	$-	$-	$221,401,525

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$272,979,961	$-	$-	$272,979,961
Money Market Funds	18,180,583	-	-	18,180,583
Total	$291,160,544	$-	$-	$291,160,544

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$695,290,200	$-	$-	$695,290,200
Warrants	8,505,000	-	-	8,505,000
Money Market Funds	36,772,906	-	-	36,772,906
Total	$740,568,106	$-	$-	$740,568,106

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$39,606,038	$-	$-	$39,606,038
Exchange-Traded Funds	323,400	-	-	323,400
Money Market Funds	3,236,760	-	-	3,236,760
Total	$43,166,198	$-	$-	$43,166,198

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$57,864,822	$-	$57,864,822
Corporate Bonds	-	101,497,856	-	101,497,856
Common Stocks	32,875,430	-	-	32,875,430
Money Market Funds	20,243,224	-	-	20,243,224
Total	$53,118,654	$159,362,678	$-	$212,481,332

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of September 30, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of September 30, 2015. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2015:

	Ave Maria Catholic Values Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria World Equity Fund	Ave Maria Bond Fund

Cost of portfolio investments	$213,635,552	$225,087,875	$721,502,390	$43,120,217	$211,148,469

Gross unrealized appreciation	$35,318,107	$82,178,892	$74,791,616	$3,948,748	$3,415,116
Gross unrealized depreciation	(27,552,134)	(16,106,223)	(55,725,900)	(3,902,767)	(2,082,253)

Net unrealized appreciation	$7,765,973	$66,072,669	$19,065,716	$45,981	$1,332,863

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of September 30, 2015, the Ave Maria Catholic Values Fund owns 5.30% of the outstanding voting shares of Unico American Corporation. Further detail on this holding during the period ended September 30, 2015 appears below:

AVE MARIA CATHOLIC VALUES FUND
Affiliated Issuer Report

UNICO AMERICAN CORPORATION
From December 31, 2014 to September 30, 2015

Shares at beginning of period	282,945

Shares at end of period	282,945

Market value at beginning of period	$3,324,604

Change in unrealized appreciation (depreciation)	(302,751)

Market value at end of period	$3,021,853

Net realized gains (losses) during the period	$-

Dividend income earned during the period	$-

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2015, the Ave Maria Growth Fund had 30.8% of the value of its net assets invested in stocks within the industrials sector.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 10, 2015

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	November 10, 2015

*	Print the name and title of each signing officer under his or her signature.